Other equity - Summary of Other Components of Equity (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 1,661	₨ 2,279
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 1,661	₨ 2,279	₨ 4,289